First Trust Preferred Securities and Income Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	178 Months Ended		180 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Investment Grade Institutional Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.64%	3.77%	5.49%			6.03%
Performance Inception Date	[1]	Jan. 11, 2011
FPEIX Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		7.72%	2.41%	4.89%
Performance Inception Date	[1],[2],[3]	Jan. 11, 2011
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%			2.42%
Performance Inception Date	[1]	Jan. 11, 2011
C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.24%	2.47%	4.21%		4.71%
Performance Inception Date		Feb. 25, 2011
F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			9.09%	3.29%	5.06%		5.59%
Performance Inception Date		Mar. 02, 2011
I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			9.46%	3.55%	5.26%	5.82%
Performance Inception Date		Jan. 11, 2011
R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.80%	2.92%	4.66%			5.11%
Performance Inception Date		Mar. 02, 2011
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.36%	0.48%	2.43%		3.00%
Performance Inception Date		Feb. 25, 2011
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.87%	1.07%	2.57%		3.05%
Performance Inception Date		Feb. 25, 2011
A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.09%	2.26%	4.47%	5.13%
Performance Inception Date		Feb. 25, 2011

[1]	Since inception return is based on the Class I Shares inception date.
[2]	Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.
[3]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.